INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8 -	INTANGIBLE ASSETS, NET

	June 30,
	2017			2018
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,086	(2,811)	275	$3,114	(3,114)	-
Patents and copyrights	1,695	(42)	1,653	3,752	(566)	3,186

	$4,781	(2,853)	1,928	$6,866	(3,680)	3,186

The customer relationships and order backlog were related to the acquisition of Concord and Bond Groups, which were acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2016, 2017 and 2018 were $818, $623 and $279, respectively.

Upon acquisition of 100% of Hollysys Industrial Software in July 2017, the Company recognized $2,071 patents and copyrights
based on the fair value measurement result. The amortization of patents and copyrights related to the acquisition of Hollysys Industrial Software for the year ended June 30, 2018 was $319.

The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2019	$491
2020	491
2021	491
2022	491
2023	491
$2,455